Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 151,612	$ 107,334
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	17,544	7,209
Financing fees [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	2,978	4,474
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	110,750	67,717
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	2,647	3,656
Capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	5,796	7,723
Convertible note receivable [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	829	648
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 11,068	$ 15,907